Income Tax (Details Textual) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Income Tax (Textual)
Tax benefit arising from operating losses	$ 348,800	$ 348,800
Deferred tax benefit		1,200,000
Operating loss carryforwards period	20 years	20 years
Recognized deferred tax assets	$ 1,200,000	$ 1,212,000